Goodwill and Intangible assets	12 Months Ended
Dec. 31, 2023
Goodwill And Intangible Assets
Goodwill and Intangible assets

Note 14 - Goodwill and Intangible assets

The accounting policies on goodwill and intangible assets and impairment of non-financial assets are presented in Note 2c IX, 2c X.

		Goodwill and intangible from acquisition	Intangible assets				Total
			Association for the promotion and offer of financial products and services	Software acquired	Internally developed software	Other intangible assets (1)
Annual amortization rates			8%	20%	20%	10% to 20%
Cost
Balance at	12/31/2022	12,431	2,366	5,423	16,088	7,634	43,942
Acquisitions		603	-	452	3,634	687	5,376
Termination / disposals		-	(246)	(100)	(43)	(599)	(988)
Exchange variation		(777)	133	(56)	(95)	(120)	(915)
Other		(2)	(26)	(542)	(7)	-	(577)
Balance at	12/31/2023	12,255	2,227	5,177	19,577	7,602	46,838
Amortization
Balance at	12/31/2022	-	(1,357)	(3,737)	(6,133)	(3,166)	(14,393)
Amortization expense		-	(87)	(431)	(2,295)	(1,276)	(4,089)
Termination / disposals		-	227	58	-	569	854
Exchange variation		-	(49)	18	56	107	132
Other		-	24	379	(50)	-	353
Balance at	12/31/2023	-	(1,242)	(3,713)	(8,422)	(3,766)	(17,143)
Impairment
Balance at	12/31/2022	(4,881)	(559)	(171)	(824)	-	(6,435)
Increase		-	-	(3)	(265)	-	(268)
Exchange variation		461	(89)	-	-	-	372
Balance at	12/31/2023	(4,420)	(648)	(174)	(1,089)	-	(6,331)
Book value
Balance at	12/31/2023	7,835	337	1,290	10,066	3,836	23,364
1)	Includes amounts paid to the rights for acquisition of payrolls, proceeds, retirement and pension benefits and similar benefits.

		Goodwill and intangible from acquisition	Intangible assets				Total
	31/12/2022		Association for the promotion and offer of financial products and services	Software acquired	Internally developed software	Other intangible assets (1)
Annual amortization rates			8%	20%	20%	10% to 20%
Cost	01/01/2022
Balance at	12/31/2021	13,031	2,657	6,476	11,157	6,431	39,752
Acquisitions		-	-	519	4,208	1,041	5,768
Termination / disposals		-	-	(23)	(1)	(480)	(504)
Exchange variation		(600)	(276)	(339)	-	(41)	(1,256)
Other		-	(15)	(1,210)	724	683	182
Balance at	12/31/2022	12,431	2,366	5,423	16,088	7,634	43,942
Amortization
Balance at	12/31/2021	-	(1,374)	(4,149)	(4,220)	(1,984)	(11,727)
Amortization expense		-	(115)	(517)	(1,511)	(1,200)	(3,343)
Termination / disposals		-	-	7	-	480	487
Exchange variation		-	116	188	(3)	28	329
Other		-	16	734	(399)	(490)	(139)
Balance at	12/31/2022	-	(1,357)	(3,737)	(6,133)	(3,166)	(14,393)
Impairment
Balance at	12/31/2021	(5,209)	(712)	(171)	(823)	-	(6,915)
Increase		-	-	-	(1)	-	(1)
Exchange variation		328	153	-	-	-	481
Balance at	12/31/2022	(4,881)	(559)	(171)	(824)	-	(6,435)
Book value
Balance at	12/31/2022	7,550	450	1,515	9,131	4,468	23,114
1)	Includes amounts paid to the rights for acquisition of payrolls, proceeds, retirement and pension benefits and similar benefits.

Amortization expense related to the rights for acquisition of payrolls and associations, in the amount of R$ (1,249) (R$ (1,202) at 12/31/2022) is disclosed in the General and administrative expenses (Note 23).

At 12/31/2022, in Other is included the total amount of R$ 61, related to the hyperinflationary adjustment for Argentina.

Goodwill and Intangible Assets from Acquisition are mainly represented by Banco Itaú Chile’s goodwill in the amount of R$ 2,709 (R$ 3,015 at 12/31/2022).